OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

Matthew Farkas

Vice President &

Assistant Counsel

January 30, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

     Re:     Oppenheimer Limited-Term Government Fund

                Registration Nos. 33-02769; 811-4563

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 27, 2009.

Sincerely,

/s/ Matthew Farkas

------------------------------------

Matthew Farkas

Vice President &

Assistant Counsel

212-323-5103

mfarkas@oppenheimerfunds.com

cc:     Bell, Boyd & Lloyd LLP

          Deloitte & Touche LLP

          KPMG LLP
          Gloria LaFond
     Nancy S. Vann